Prospectus  May  1,  2001

Exeter  Insurance  Fund,  Inc.

Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio
Small  Cap  Portfolio
Equity  Portfolio
Bond  Portfolio

[LOGO]

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

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                                            PAGE  2

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Contents                                 Page

Goals,  Strategies,  and  Risks
     Moderate  Growth  Portfolio               4
     Growth  Portfolio                        6
     Maximum  Horizon  Portfolio               8
     Small  Cap  Portfolio                    10
     Equity  Portfolio                       12
     Bond  Portfolio                         14
More  About  the  Portfolios'  Investments       16
Management                                   17
Investment  Information                       18
Financial  Highlights                         19

Shares of the Fund are offered to life insurance companies for allocation to certain of their variable annuity contracts and variable life insurance policies. As of the date of this prospectus, shares of the Small Cap, Equity, and Bond Portfolios are no longer available for sale. The Fund was formerly known as the Manning & Napier Insurance Fund, Inc.

Goals,  Strategies,  and  Risks

Moderate  Growth  Portfolio

Investment  Goal

Equal  emphasis  on  long-term  growth  of  capital and preservation of capital.

Investment  Strategies

The Moderate Growth Portfolio is one of three asset allocation portfolios in the Fund, and it is managed more conservatively than the Growth Portfolio and the Maximum Horizon Portfolio. From time-to-time the Advisor will vary the proportions invested in common stocks, fixed income securities, and cash. This decision will be based on the Advisor's view of the relative attractiveness of each asset class in light of market and economic conditions and the investment goals of the Portfolio. Decisions on the specific securities within the stock and bond portions of the Portfolio are based on valuations and expected returns of the sectors within each category.

The Portfolio invests primarily in common stocks and intermediate to long-term fixed income securities of the U.S. government and U.S. companies. The Portfolio may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of growth for this Portfolio relative to an investment in the general stock market.

Principal  Risks  of  Investing  in  the  Portfolio

Because the Portfolio invests in both stocks and bonds, the value of your investment may fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Portfolio or the Portfolio could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  or  bond  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          Interest rates go up, which will make bond prices go down and reduce the value of the Portfolio's bond holdings.
          The issuer of a bond owned by the Portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Portfolio may invest in U.S. dollar denominated securities of foreign issuers, the value of your investment may decline if prices of foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular sector, security, country or hedging strategy prove to be incorrect.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Portfolio. The bar chart shows changes in the performance of the Portfolio for each full calendar year since its inception. The total return table shows how the average annual total returns of the Portfolio for different periods compare to those of the Lehman Brothers Intermediate Bond Index and a blended index, 30% of which is the Standard & Poor's 500 Total Return Index and 70% of which is the Lehman Brothers Intermediate Bond Index. Since the Portfolio's asset allocation may vary over time, the Portfolio's composition may not match the benchmarks' composition at any given time.

The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years. The S&P 500 Total Return Index is an unmanaged index of common stocks. The index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

MODERATE  GROWTH  PORTFOLIO
 %  TOTAL  RETURN
[Bar  chart  showing  the  percent  total  return  for  the  Moderate  Growth
Portfolioshares for 1997, 1998, 1999, and 2000, with calendar years ended December 31st. The results are 12.73% for 1997, 6.25% for 1998, 4.06% for 1999,
13.80%  for  2000.]




Avg. Annual . . . . . . . . . .                            Since
Total Returns . . . . . . . . .                            Inception
(for periods ended 12/31/00). .   1 Year                   on 11/1/96
Moderate Growth Portfolio         13.80%                   9.03%
Lehman Bros. Inter. Bond Index    10.12%                   6.53%
30%-70% Blended Index              4.26%                  10.16%
Quarterly Returns
Highest:. . . . . . . . . . . .  6.46% in 2nd quarter 1997
Lowest: . . . . . . . . . . . .  -2.93% in 3rd quarter 1999



Past performance does not necessarily indicate how the Portfolio will perform in the future. In addition, the fees and expenses related to your variable annuity contract or variable life policy have not been included in the calculation of performance shown. Therefore, the actual performance you would have received through your contract or policy would have been less than the results shown.

Goals,  Strategies,  and  Risks

Growth  Portfolio

Investment  Goal

Primary:  Long-term  growth  of  capital.
Secondary:  Preservation  of  capital.

Investment  Strategies

The Growth Portfolio is one of three asset allocation portfolios in the Fund; it is managed more aggressively than the Moderate Growth Portfolio and more conservatively than the Maximum Horizon Portfolio. From time-to-time the Advisor may vary the proportions invested in common stocks, fixed income securities, and cash. This decision will be based on the Advisor's view of the relative attractiveness of each asset class in light of market and economic conditions and the investment goals of the Portfolio. Decisions on the specific securities within the stock and bond portions of the Portfolio are based on valuations and expected returns of the sectors within each category.

The Portfolio invests primarily in common stocks and securities convertible into stock, but may also invest a substantial portion of its assets in long-term, fixed income securities of the U.S. government and U.S. companies. The Portfolio may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and, to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal  Risks  of  Investing  in  the  Portfolio

Because the Portfolio invests in both stocks and bonds, the value of your investment may fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Portfolio or the Portfolio could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  or  bond  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          Interest rates go up, which will make bond prices go down and reduce the value of the Portfolio's bond holdings.
          The issuer of a bond owned by the Portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Portfolio may invest in U.S. dollar denominated securities of foreign issuers, the value of your investment may decline if prices of foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular sector, security, country or hedging strategy prove to be incorrect.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Portfolio. The bar chart shows changes in the performance of the Portfolio for each full calendar year since its inception. The total return table shows how the average annual total returns of the Portfolio for different periods compare to those of the Merrill Lynch Corporate and Government Master Bond Index and a blended index, 50% of which is the Standard & Poor's 500 Total Return Index and 50% of which is the Lehman Brothers Aggregate Bond Index. Since the Portfolio's asset allocation may vary over time, the Portfolio's composition may not match the benchmarks' composition at any given time.

The Merrill Lynch Corporate and Government Master Bond Index is comprised of investment grade securities with maturities greater than one year. The S&P 500 Total Return Index is an unmanaged index of common stocks. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade bonds and mortgage-backed securities with maturities of at least one year. The index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

GROWTH  PORTFOLIO
%  TOTAL  RETURN
[Bar chart showing the percent total return for the Growth Portfolio shares for 1997, 1998, 1999, and 2000 with calendar years ended December 31st. The results are 19.23% for 1997, 2.07% in 1998, 12.74% in 1999, and 17.57% in 2000.]





Avg. Annual. . . . . . . . . .                        Since
Total Returns. . . . . . . . .                        Inception
(for periods ended 12/31/00) .   1 Year               on 11/1/96
Growth Portfolio                 17.57%               12.81%
M.L. Corporate and Government
  Master Bond Index              11.95%                7.07%
50%-50% Blended Index             1.07%               12.77%
Quarterly Returns
Highest: . . . . . . . . . . .  11.18% in 2nd quarter 1997
Lowest:. . . . . . . . . . . .  -9.31% om 3rd qiarter 1998



Past performance does not necessarily indicate how the Portfolio will perform in the future. In addition, the fees and expenses related to your variable annuity contract or variable life policy have not been included in the calculation of performance shown. Therefore, the actual performance you would have received through your contract or policy would have been less than the results shown.

Goals,  Strategies,  and  Risks

Maximum  Horizon  Portfolio

Investment  Goal

Long-term  growth  of  capital.

Investment  Strategies

The Maximum Horizon Portfolio is one of three asset allocation portfolios in the Fund, and it is managed more aggressively than the Moderate Growth Portfolio and the Growth Portfolio. From time-to-time the Advisor may vary the proportions invested in common stocks, fixed income securities, and cash. This decision will be based on the Advisor's view of the relative attractiveness of each asset class in light of market and economic conditions and the investment goals of the Portfolio. Decisions on the specific securities within the stock and bond portions of the Portfolio are based on valuations and expected returns of the sectors within each category.

The Portfolio invests primarily in common stocks, but may invest to a limited extent in fixed income securities of the U.S. government and U.S. companies. The Portfolio may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Advisor seeks to generate the high level of long-term capital growth typically associated with an investment in the general stock market for this Portfolio.

Principal  Risks  of  Investing  in  the  Portfolio

As with any growth fund, the value of your investment will typically fluctuate in response to stock market movements. This means that you could lose money on your investment in the Portfolio or the Portfolio could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  or  bond  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

Because the Portfolio may also invest in bonds and U.S. dollar denominated securities of foreign issuers, the Portfolio carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the Portfolio's bond holdings. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Portfolio. The bar chart shows changes in the performance of the Portfolio for each full calendar year since its inception. The total return table shows how the average annual total returns of the Portfolio for different periods compare to those of the Standard & Poor's 500 Total Return Index. Since the Portfolio's asset allocation may vary over time, the Portfolio's composition may not match the benchmark's composition at any given time. The S&P 500 Total Return Index is an unmanaged index of common stocks. The index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

MAXIMUM  HORIZON  PORTFOLIO
%  TOTAL  RETURN
[Bar chart showing the percent total return for the Maximum Horizon Portfolio shares for 1997, 1998, 1999, and 2000 with calendar years ended December 31st. The results are 23.69% for 1997, 3.91% in 1998, 34.28% in 1999, and 20.10% in
2000.]




Avg. Annual. . . . . . . . .                    Since
Total Returns. . . . . . . .                    Inception
(for periods ended 12/31/00)   1 Year           on 11/1/96
Maximum Horizon Portfolio      20.10%           20.33%
S&P 500 Index                  -9.10%           17.98%
Quarterly Returns
Highest: . . . . . . . . . .  20.05% in 4th quarter 1998
Lowest:. . . . . . . . . . .  -19.73 in 3rd quarter 1998



Past performance does not necessarily indicate how the Portfolio will perform in the future. In addition, the fees and expenses related to your variable annuity contract or variable life policy have not been included in the calculation of performance shown. Therefore, the actual performance you would have received through your contract or policy would have been less than the results shown.

More  About  the  Portfolios'  Investments

Principal  Investments

Equity  Securities

Each of the Portfolios, with the exception of the Bond Portfolio, may invest in equity securities. These equity securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

Foreign  Securities

The Bond Portfolio may invest in foreign bonds. Each of the other Portfolios may invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Fixed  Income  Securities

The Bond Portfolio invests primarily in a variety of fixed income investments. The Moderate Growth, Growth, and Maximum Horizon Portfolios may also invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Portfolio invests primarily in investment grade securities, but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds." These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Portfolio  Turnover

Portfolio turnover occurs when securities are sold in a portfolio and new securities are purchased. High portfolio turnover, such as has occured in the Moderate Growth, Growth, Maximum Horizon, and Small Cap Portfolios, may lead to higher expenses for a portfolio due to increased brokerage fees and other related expenses. Portfolio turnover of over 100% is considered high.

Defensive  Investing

The Portfolios may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Portfolio takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goals

The Portfolios' board of directors may change their investment goals (described under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Portfolios might not succeed in achieving their goals.

Management

The  Advisor

The Fund's Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Fund and generally is responsible for supervision of the Fund's overall business affairs, service providers and officers. A team made up of investment professionals and analysts makes all of the Portfolios' investment decisions.

In return for the services it provides to each Portfolio, the Advisor receives a management fee, which is computed daily and payable monthly by the Portfolios as described below. The Advisor has agreed to limit the Portfolios' management fees and other expenses. These limitations are temporary and may be changed at any time.



Annual Management Fees (as a percentage of net assets)
                                                        Actual Management             Contractual
                                                        Fee Paid for                   Management    Current Expense
Portfolio                                               year ended 12/31/00               Fee        Limitation
------------------------------------------------------  ---------------------------------  ------------

Moderate Growth Portfolio. . . . . . . . . . . . . . .   0%                            1.00%         1.20%

Growth Portfolio . . . . . . . . . . . . . . . . . . .   0%                            1.00%         1.20%

Maximum Horizon Portfolio. . . . . . . . . . . . . . .   0%                            1.00%         1.20%

Small Cap Portfolio. . . . . . . . . . . . . . . . . .   0%                            1.00%         1.20%

Equity Portfolio . . . . . . . . . . . . . . . . . . .   0%                            1.00%         1.20%

Bond Portfolio . . . . . . . . . . . . . . . . . . . .   0%                            0.50%         0.85%




The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide shareholder support servicing and distribution assistance.

Shares of the Fund are offered to life insurance companies ("life companies") for allocation to variable annuity contracts and variable life insurance contracts ("variable contracts"). Shares of the Fund are not offered or sold directly to the public. Investors may only invest in the Portfolios through variable contracts purchased from a life company. The insurance company will be a legal shareholder in the Portfolio. Variable contract owners are not shareholders in the Fund, but have a beneficial interest in it. Although variable contract owners do not have the same rights as direct shareholders, they are given many similar rights, such as voting rights under the rules of the Securities and Exchange Commission that apply to registered investment companies. Within limitations described in their variable contract, owners may allocate the amounts under the contracts for ultimate investment in the various Portfolios of the Fund. See the prospectus for the variable contract for a description of (a) the variable contract, (b) the Portfolios of the Fund that are available under that contract, and (c) the relationship between increases or decreases in the net asset value of Fund shares (and any dividends or distributions on such shares) and the benefits provided under the contract.

It is conceivable that in the future it may be disadvantageous for different types of variable life insurance and variable annuity contracts to invest simultaneously in the Fund. However, the Fund does not currently foresee any such disadvantages. The Fund's board of directors intends to monitor for the existence of any material irreconcilable conflict between or among such owners, and the life insurance companies will take whatever remedial action may be necessary.

The distributor of the Fund's shares is Manning & Napier Investor Services, Inc. The distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Investment  Information

Purchases  and  Redemptions

The separate accounts of life insurance companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to the variable contracts issued by life insurance companies. Orders received in good order by the Fund before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares.

Payment for redemptions will be made within three days after receipt of a redemption request in good order. The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Fund may make payment for shares in part by giving the life insurance company, as shareholder, portfolio securities. A shareholder that received a redemption in kind might incur brokerage costs in converting the assets into cash.

Valuation  of  shares

The Portfolios offer their shares at the net asset value (NAV) per share of the Portfolios. The Portfolios calculate their NAVs once daily as of the close of regular trading on NYSE (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Portfolios will accelerate the calculation of NAV and transaction deadlines to that time.

The Portfolios value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Portfolios value their assets by a method that the directors believe accurately reflects fair value. If a Portfolio uses fair value to price securities, it may value those securities higher or lower than another Portfolio that uses market quotations to price the same securities.

Dividends  and  distributions

Each Portfolio generally pays dividends and makes capital gains distributions once a year, in December. Each Portfolio also may pay additional distributions and dividends at other times if necessary for the Portfolio to avoid a federal tax. Capital gain distributions and dividends paid by each Portfolio are reinvested in additional shares of that Portfolio unless an election has been made on behalf of a life insurance company separate account to receive distributions in cash.

Financial  Highlights

The financial highlights tables are intended to help you understand the Portfolios' financial performance for the period of the Portfolios' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Your total return would be less due to the fees and charges under your variable annuity contract or variable life insurance policy. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the annual report, which is available upon request.

Moderate  Growth  Portfolio




For the Period
Per share data                       For the Years Ended             11/1/961 to
(for a share
outstanding
throughout
each period):    12/31/00     12/31/99     12/31/98      12/31/97      12/31/96
Net asset value-
Beginning  of
period            $10.38        $10.95       $11.33       $10.11         $10.00
Income from
investment
operations:
Net investment
income*           0.26           0.24        0.35          0.36            0.07
Net realized
and unrealized
gain on
investments       1.16           0.21        0.29          0.93           0.04
Total from
investment
operations        1.42           0.45        0.64          1.29           0.11
Less
distributions
to
shareholders:
From net
investment
income            (0.24)        (0.34)       (0.36)       (0.07)           -
From net
realized
gain on
investments       (0.07)        (0.68)       (0.66)         -               -
Total
distributions
to shareholders   (0.31)        (1.02)       (1.02)       (0.07)            -
Net asset value-
End of period     $11.49       $10.38        $10.95       $11.33        $10.11
Total return2      13.80%        4.06%        6.25        12.73%         1.10%
Ratios of
expenses
(to average net
assets)/
Supplemental
Data:
Expenses*          1.20%        1.20%         1.20%        1.20%        1.20%3
Net investment
income*            3.30%        3.62%         3.25%        3.35%        4.08%3
Portfolio turnover   47%         109%          69%          53%            0%
Net assets-
End of period
(000's omitted)    $483          $286          $153        $144           $128

*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:
Net  investment
income  (loss)     $(1.04)       $(0.28)       $(0.5)      $(1.02)       $0.04
Ratios  (to
average  net
assets):
Expenses          17.60%         9.20%        9.34%       14.16%       2.50%3
Net  investment
income  (loss)    (13.11)%       (4.38)%      (4.89)%      (9.61)%      2.78%3



1Commencement  of  operations.
2Represents  aggregate  total  return  for  the  period  indicated.
3Annualized.

Financial  Highlights

Growth  Portfolio




For the Period
Per share data                    For the Years Ended               11/1/961 to
(for a share
outstanding
throughout each
period):           12/31/00     12/31/99    12/31/98     12/31/97      12/31/96
Net asset value-
Beginning of
period              $12.57       $11.90     $12.17        $10.25        $10.00
Income from
investment
operations:
Net investment
income*             0.24         0.39        0.20         0.17           0.05
Net realized and
unrealized gain
on investments      1.95         1.10        0.014        1.80           0.20
Total from
Investment
Operations          2.19         1.49        0.21         1.97           0.25
Less distributions
to shareholders:
From net investment
Income             (0.18)       (0.37)      (0.09)        (0.05)          -
From net realized
gain on
investments        (0.18)       (0.45)      (0.39)          -             -
Total
Distributions
to shareholders    (0.36)       (0.82)      (0.48)        (0.05)          -
Net asset value-
End of period      $14.40       $12.57      $11.90        $12.17       $10.25
Total return2      17.57%       12.74%        2.07%       19.23%         2.50%
Ratios to average
net assets/
Supplemental
Data:
Expenses*           1.20%       1.20%        1.20%        1.20%         1.20%3
Net investment
income*             2.93%       2.45%        2.47%        2.42%         3.11%3
Portfolio turnover    65%        82%         138%          90%            3%
Net assets-
End of period
(000's omitted)    $1,027       $525        $615          $318            $130

*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:
Net  investment
income  (loss)     $(0.25)      $(0.07)      $0.03        $(0.51)         $0.03
Ratios  (to
average  net
assets):
Expenses           7.19%        4.11%       3.30%        10.98%          2.50%3
Net  investment
income  (loss)     (3.06)%      (0.46)%      0.37%        (7.36)%         1.81%3



1Commencement  of  operations.
2Represents  aggregate  total  return  for  the  period  indicated.
3Annualized.
4The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of portfolio shares in relation to fluctuating market values of the investments of the portfolio.

Financial  Highlights

Maximum  Horizon  Portfolio




For the Period
Per share data                     For the Years Ended               11/1/961 to
(for a share
outstanding
throughout
each period):      12/31/00    12/31/99    12/31/98     12/31/97       12/31/96
Net asset value-
Beginning  of
period              $12.42      $10.66      $12.89      $10.44          $10.00
Income from
Investment
operations:
Net investment
income*              0.18        0.18        0.13        0.09            0.02
Net realized
and unrealized
gain (loss)
on investments       2.14        3.34       (0.08)4      2.38            0.42
Total from
Investment
Operations           2.32        3.52        0.05        2.47           0.44
Less distributions
to shareholders:
From net
Investment
Income             (0.24)       (0.22)      (0.16)      (0.02)           -
From net realized
gain on
investments        (1.58)       (1.54)      (2.12)        -              -
Total
Distributions
to shareholders    (1.82)       (1.76)      (2.28)      (0.02)           -
Net asset value-
End of period      $12.92       $12.42      $10.66      $12.89        $10.44
Total return2      20.10%        34.28%       3.91%     23.69%          4.40%
Ratios of
Expenses
(to average
net assets)/
Supplemental
Data:
Expenses*          1.20%         1.20%        1.20%     1.20%         1.20%3
Net investment
income (loss)*     1.44%         1.58%        1.08%     0.78%         1.43%3
Portfolio turnover   82%          89%         100%      120%            4%
Net assets-
End of period
(000's omitted)    $298          $228         $170      $164           $132

*The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:
Net  investment
income  (loss)     $(2.36)       $(0.67)      $(0.72)    $(1.29)        $0.00
Ratios  (to
average  net
assets):
Expenses          21.94%        8.56%        8.43%       12.76%       2.50%3
Net  investment
income  (loss)    (19.30)%      (5.78)%      (6.15)%     (10.78)%      0.13%3



1Commencement  of  operations.
2Represents  aggregate  total  return  for  the  period  indicated.
3Annualized.
4The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of portfolio shares in relation to fluctuating market values of the investments of the portfolio.

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                                            PAGE  16

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                                            PAGE  17

Exeter  Insurance  Fund,  Inc.

Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Shareholder Reports and the Statement of Additional Information (SAI). Annual and semiannual reports to shareholders provide additional information about the Portfolios' investments. These reports discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. The SAI provides more detailed information about the Portfolios. It is incorporated by reference into this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information

     You may obtain shareholder reports and the SAI or other information about the Fund without charge, by calling 1-800-466-3863 or sending written requests to Exeter Insurance Fund, P.O. Box 40610, Rochester, New York 14604. Any other inquiries or requests may also be directed to this address or telephone number.
          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Portfolios that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares to any person to whom it may not lawfully sell shares.

Investment  Company  Act  file  no.  811-07439